Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 4. Fixed Assets

Fixed assets, net, is summarized as follows as of:

	September 30, 2024	December 31, 2023

Land	$253,781	$260,460
Building	2,949,900	3,022,490
Machinery and Equipment	4,730,617	4,464,317
Computer Systems and Website & Other	290,662	290,661
Total Fixed Assets	8,224,960	8,037,928
Less: accumulated depreciation	(1,991,365)	(1,215,786)
Fixed asset, net	$6,233,595	$6,822,142

Depreciation expense of fixed assets for the nine months ended September 30, 2024 and 2023 was $574,719 and $646,538, respectively. Substantially, all the Company’s fixed assets are located at the Company’s Hungary location.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

Note 4. Fixed Assets

Fixed asset, net, as of December 31, 2023 and 2022, are summarized as follows:

	December 31, 2023	December 31, 2022

Land	$260,460	$242,240
Building	3,022,490	2,824,481
Machinery and Equipment	4,464,317	4,601,293
Computer and Website	290,661	16,600
	8,037,928	7,684,614
Less: accumulated depreciation	(1,215,786)	(679,724)
Fixed asset, net	$6,822,142	$7,004,890

Depreciation expense of fixed assets for the year ended December 31, 2023 and 2022 was $876,064 and $647,690, respectively. Substantially, all of the Company’s fixed assets are located at the Company’s Hungary location.

In the fourth quarter of 2023, the Company recorded, in Research and Development expenses, an asset impairment of $560,000 relating to Molds, which were included in Machinery and Equipment, due to a decision to discontinue usage of certain molds.

During the year ended December 2022, the Company recorded $63,612 in fixed asset costs relating to the estimated fair market value for options granted in 2021 for the acquired machinery. As of December 31, 2023, the Company has $100,000 in remaining payments for machinery purchased, which is included in accounts payable.